Derivative Financial Instruments (Summary Of Notional Transaction Amounts And Fair Values) (Details) (Interest Rate Swap [Member], Forward-Starting [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Sep. 30, 2011
Interest Rate Swap [Member] | Forward-Starting [Member]
Derivative [Line Items]
Notional Amount	$ 60,000
Average interest rate payable	1.10%
Average interest rate payable	0.22%
Fair Value	$ (3)